INCOME TAXES (Details) (CAD) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current
Canada		27	167	212
Foreign		16	14	(2)
Total		43	181	210
Deferred
Canada		245	69	139
Foreign		323	216	226
Total		568	285	365
Total Income Tax Expense/ (Recovery)		611	466	575
Geographic Components of Income
Canada		1,224	842	1,176
Foreign		1,298	1,096	1,109
Income before Income Taxes		2,522	1,938	2,285
Reconciliation of Income Tax Expense
Income before Income Taxes		2,522	1,938	2,285
Federal and provincial statutory tax rate (as a percent)		25.00%	25.00%	26.50%
Expected income tax expense		631	485	605
Income tax differential related to regulated operations		(13)	41	42
Higher/(lower) effective foreign tax rates		46	1	(5)
Income from equity investments and non-controlling interests		(41)	(40)	(45)
Tax legislation change	(25)	(25)	0	0
Other		13	(21)	(22)
Total Income Tax Expense/ (Recovery)		611	466	575
Deferred Income Tax Assets
Operating loss carryforwards		826	1,024
Deferred amounts		223	112
Other		128	239
Total		1,177	1,375
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, equipment and PPAs		4,245	3,817
Equity investments		682	578
Taxes on future revenue requirement		291	283
Unrealized foreign exchange gains on long-term debt		35	159
Other		170	96
Total		5,423	4,933
Net Deferred Income Tax Liabilities		4,246	3,558
Deferred Income Tax Assets
Other Current Assets (Note 5)		119	290
Intangible and Other Assets (Note 11)		225	168
Total		344	458
Deferred Income Tax Liabilities
Accounts Payable and Other (Note 13)		26	0
Deferred Income Tax Liabilities		4,564	4,016
Total		4,590	4,016
Net Deferred Income Tax Liabilities
Net Deferred Income Tax Liabilities		4,246	3,558